Commitments and Contingencies - Other Agreements (Details) $ in Millions	Dec. 31, 2023 USD ($)
Investment commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	$ 230
2025	105
2026	66
2027	43
2028	39
Total	522
Technology support and equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	23
2025	5
Total	$ 34